Note 7 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31, 2015	December 31, 2014

Equity and cost method investments	$5,897	$5,169
Financing fees, net of accumulated amortization of $353 (December 31, 2014 - $3,598)	2,676	1,350
Deferred compensation	10,115	7,826
Other	599	1,793
	$19,287	$16,138